Label	Element	Value
PSF DFA Balanced Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PSF DFA Balanced Allocation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital and low to moderate income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 11% of the average value of the Fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund is a “fund of funds” that, under normal circumstances, invests substantially all of its assets in a variety of eligible third party mutual funds and/or variable insurance trusts (the “DFA Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The DFA Underlying Funds are offered by Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc., as managed by Dimensional Fund Advisors LP (“DFA”), and are not funds of the Trust. Dimensional Investment Group Inc. and DFA Investment Dimensions Group, Inc. are not affiliated with the Trust, the Fund or the Fund’s investment adviser. The Fund may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Under normal market conditions, the Fund’s exposure to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
35-45%	55-65%

Pacific Life Funds Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a two-step process that includes:

(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 20 year investment horizon. An asset class model (the “Model”) for the Fund is developed annually that seeks to meet the Fund’s investment goal over this period. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The broad asset class allocations, along with the allocations for the asset class categories, are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic and developed international equities, which may include small-capitalization, mid-capitalization and large-capitalization equities that may employ growth and value strategies. The broad debt asset class includes asset class categories such as investment grade bonds and international debt of developed markets of varying durations.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations in the Model, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

PLFA then determines the amount of Fund assets to invest in a DFA Underlying Fund (if any) in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

(2) DFA Underlying Fund Oversight — PLFA monitors and evaluates the DFA Underlying Funds on an ongoing basis, including an analysis of the investment risks of the DFA Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current DFA Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA considers periodic adjustments to the Fund’s allocations as a result of this analysis. PLFA will also monitor the available DFA Underlying Funds for potential reallocation of Fund assets and/or substitution of DFA Underlying Funds should PLFA consider such DFA Underlying Funds to be more appropriate for the Fund’s investment. In general, PLFA does not anticipate engaging in frequent adjustments to the Fund’s allocations and will not attempt to time the market. As such, portfolio turnover for the Fund is anticipated to be relatively low.

Investments of the DFA Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and non-U.S. stocks (which may be U.S. dollar or non-U.S. dollar denominated).

Investments of the DFA Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities and corporate bonds; non-U.S. debt securities of developed markets (which may be U.S. dollar or non-U.S. dollar denominated); and debt instruments of varying duration (short, intermediate and long-term).

The Fund, through the DFA Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.

Certain DFA Underlying Funds may lend their portfolio securities to generate additional income.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

For additional information about the Fund and its DFA Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the DFA Underlying Funds in which it invests in direct proportion to its allocations to those DFA Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because a DFA Underlying Fund’s investments can change due to market movements, investment decisions or other factors, PLFA estimates each DFA Underlying Fund’s investment exposures to determine the Fund’s allocations to the DFA Underlying Fund. As a result, the Fund’s actual allocation to a DFA Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and DFA Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. For instance, PLFA’s management of the Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall value of variable life and annuity contracts in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund by limiting the Fund's returns. PLFA seeks to identify and address any potential conflicts in a manner that is fair for the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.

Principal Risks from Holdings in DFA Underlying Funds

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a DFA Underlying Fund’s performance.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a DFA Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a DFA Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Geographic Focus Risk: If a DFA Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the DFA Underlying Fund’s performance. As a result, the DFA Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: A DFA Underlying Fund may lend its securities. Securities lending gives rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a DFA Underlying Fund’s principal amount invested. Leverage can magnify a DFA Underlying Fund’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A DFA Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact a DFA Underlying Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Price Volatility Risk: To the extent a DFA Underlying Fund invests in investments whose value may go up or down rapidly or unpredictably, the DFA Underlying Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Securities Lending Risk: If securities for a DFA Underlying Fund are loaned by DFA to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower or lending agent become insolvent or not meet its contractual obligations. Further, investing the proceeds from the securities loaned subjects the Fund to leverage risk.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

• Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class target allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg Barclays U.S. Aggregate Bond and 15% MSCI EAFE (Net) Indices. The bar chart shows the performance of the Fund’s Class D shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Class P shares of the Fund have not yet commenced operations as of the date of this Prospectus. Returns will be included in the Average Annual Total Returns table for the Class P shares once Class P has commenced operations and has a full calendar year of performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class target allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg Barclays U.S. Aggregate Bond and 15% MSCI EAFE (Net) Indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q4 2017: 3.53%; Q4 2018: (8.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.66%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2018)
PSF DFA Balanced Allocation Portfolio | S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on Class D inception date)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on Class D inception date)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
PSF DFA Balanced Allocation Portfolio | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class D inception date)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class D inception date)
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
PSF DFA Balanced Allocation Portfolio | PSF DFA Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses or taxes) (based on Class D inception date)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	PSF DFA Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses or taxes) (based on Class D inception date)
1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
PSF DFA Balanced Allocation Portfolio | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 871
Annual Return 2017	rr_AnnualReturn2017	12.98%
Annual Return 2018	rr_AnnualReturn2018	(6.19%)
Label	rr_AverageAnnualReturnLabel	Class D (incepted April 29, 2016)
1 Year	rr_AverageAnnualReturnYear01	(6.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
PSF DFA Balanced Allocation Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and Service Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	144
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	252
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 567
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares of the Fund have not yet commenced operations as of the date of this Prospectus. Returns will be included in the Average Annual Total Returns table for the Class P shares once Class P has commenced operations and has a full calendar year of performance.

[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements